Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	[1]
Cash with Federal Deposit Insurance Company	$ 250,000
Cash equivalents			$ 0
Unrecognized tax benefits			0
Unrecognized tax benefits, Accrued for interest and penalties			$ 0
Common Class A [Member]
Common stock subject to possible redemption	27,600,000		27,600,000
Shares outstanding		0	0
Common Class B [Member]
Shares outstanding	6,900,000	6,900,000	6,900,000	0
Common Class B [Member] | Over-Allotment Option [Member] | Shares Subject To Forfeiture [Member]
Shares outstanding			900,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share	14,213,333

[1]	Includes up to 900,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On February 2, 2021, the Company effected a 1.2-to-1 forward stock split, resulting in 6,900,000 Founder shares being issued and outstanding. All share and per share amounts have been retroactively restated the share transactions. (see Notes 5 and 8).